Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 26, 2022	Mar. 27, 2021	Mar. 26, 2022	Mar. 27, 2021	Sep. 25, 2021	Sep. 26, 2020	Sep. 28, 2019	Sep. 28, 2019
Income Tax [Line Items]
Income tax expense (benefit)	$ 0	$ 0	$ 0	$ 0	$ 0	$ (47,000)	$ 0	$ 0
Income tax benefit						100,000
Unrecognized tax benefits, income tax penalties and interest expense					0	$ 0
CANADA
Income Tax [Line Items]
Operating loss carryforwards					$ 45,100,000
Operating loss carryforwards term					20 years
Operating loss carryforwards expiration year					2039